DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Mar. 31, 2013
Entity Registrant Name	HIGHWAY HOLDINGS LTD
Entity Central Index Key	0001026785
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	hiho
Entity Common Stock, Shares Outstanding	0
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales	$ 21,933	$ 25,370	$ 31,147
Cost of sales	(17,029)	(20,249)	(24,594)
Gross profit	4,904	5,121	6,553
Selling, general and administrative expenses	(4,549)	(4,891)	(4,827)
Operating income	355	230	1,726
Non-operating income (expense):
Exchange (loss) gain, net	(27)	126	(7)
Interest expense	(9)	(24)	(57)
Interest income	14	4	3
Other income	0	11	26
Gain on disposal of subsidiaries	0	0	37
Gain on disposal of assets	78	23	23
Total non-operating income	56	140	25
Income before income taxes	411	370	1,751
Income taxes (note 3)	37	(186)	(123)
Net income	448	184	1,628
Net loss attributable to non-controlling interests	0	0	22
Net income attributable to Highway Holdings Limited shareholders	448	184	1,650
Net income per share:
- basic (in dollars per share)	$ 0.12	$ 0.05	$ 0.44
Net income per share, diluted (in dollars per share)	$ 0.12	$ 0.05	$ 0.44
Weighted average number of shares outstanding:
- basic (in shares)	3,778,825	3,777,850	3,765,276
- diluted (in shares)	3,781,307	3,788,302	3,776,696
Share-based compensation expenses during the related periods included in:
Selling, general and administrative expenses	$ 0	$ 0	$ 75

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	$ 448	$ 184	$ 1,628
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	(16)	0	(4)
Comprehensive income	432	184	1,624
Less: comprehensive loss attributable to non-controlling interest	0	0	22
Comprehensive income attributable to Highway Holdings Limited's shareholders	$ 432	$ 184	$ 1,646

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash and cash equivalents	$ 4,634	$ 5,575
Restricted cash (note 7)	643	643
Accounts receivable, net of allowances for doubtful accounts of nil and $6 as of March 31, 2012 and 2013, respectively	3,958	3,724
Inventories (note 4)	2,957	3,970
Amount due from an equity method investee	110	174
Prepaid expenses and other current assets	1,114	424
Total current assets	13,416	14,510
Property, plant and equipment, net (note 5)	1,769	2,027
Deposit for purchase of property, plant and equipment	0	42
Investments in equity method investees (note 6)	0	0
Loan receivable (note 8)	167	0
TOTAL ASSETS	15,352	16,579
LIABILITIES AND EQUITY
Accounts payable	1,515	2,547
Long-term loans - current portion (note 9)	112	262
Obligations under capital leases (note 10)	0	3
Accrued expenses and other liabilities (note 11)	1,386	1,324
Income tax payable	158	153
Dividend payable	114	0
Total current liabilities	3,285	4,289
Deferred income taxes (note 3)	59	180
Long-term loans - net of current portion (note 9)	0	112
Total liabilities	3,344	4,581
Commitments and contingencies (note 12)
Shareholders' equity:
Common shares, $0.01 par value (Authorized: 20,000,000 shares; 3,783,874 shares issued and outstanding as of March 31, 2012 and 2013	38	38
Additional paid-in capital	11,340	11,340
Retained profits	628	634
Treasury shares, at cost - 5,049 shares as of March 31, 2012 and 2013 (note 13)	(14)	(14)
Accumulated other comprehensive income	16	0
Total Equity	12,008	11,998
TOTAL LIABILITIES AND EQUITY	$ 15,352	$ 16,579

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Allowances for doubtful accounts (in dollars)	$ 6	$ 0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	3,783,874	3,783,874
Common stock, shares outstanding	3,783,874	3,783,874
Treasury shares	5,049	5,049

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Highway Holdings Limited Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Mar. 31, 2010	$ 38	$ 11,289	$ 461	$ (13)	$ (53)	$ 11,722	$ (50)	$ 11,672
Balance (in shares) at Mar. 31, 2010	3,779
Net income	0	0	1,650	0	0	1,650	(22)	1,628
Treasury shares cancelled (note 13)	(1)	(52)	0	0	53	0	0	0
Treasury shares cancelled (note 13) (in shares)	(37)
Shares issued to a consultant (note 18)	1	55	0	0	0	56	0	56
Shares issued to a consultant (note 18) (in shares)	30
Shares repurchase (note 13)	0	0	0	0	(15)	(15)	0	(15)
Exercise of share options	0	24	0	0	1	25	0	25
Exercise of share options (in shares)	9
Employee's share-based compensation	0	19	0	0	0	19	0	19
Translation adjustments	0	0	0	(4)	0	(4)	0	(4)
Cash dividends	0	0	(905)	0	0	(905)	0	(905)
Disposal of subsidiaries	0	0	0	17	0	17	72	89
Balance at Mar. 31, 2011	38	11,335	1,206	0	(14)	12,565	0	12,565
Balance (in shares) at Mar. 31, 2011	3,781
Net income	0	0	184	0	0	184	0	184
Exercise of share options	0	5	0	0	0	5	0	5
Exercise of share options (in shares)	3							(3)
Translation adjustments								0
Cash dividends	0	0	(756)	0	0	(756)	0	(756)
Balance at Mar. 31, 2012	38	11,340	634	0	(14)	11,998	0	11,998
Balance (in shares) at Mar. 31, 2012	3,784
Net income	0	0	448	0	0	448	0	448
Translation adjustments	0	0	0	16	0	16	0	(16)
Cash dividends	0	0	(454)	0	0	(454)	0	(454)
Balance at Mar. 31, 2013	$ 38	$ 11,340	$ 628	$ 16	$ (14)	$ 12,008	$ 0	$ 12,008
Balance (in shares) at Mar. 31, 2013	3,784

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY [Parenthetical] (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash dividends, per share (in dollars per share)	$ 0.12	$ 0.2	$ 0.24

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	$ 448	$ 184	$ 1,628
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	586	670	659
Amortization of intangible assets	0	0	8
Write down of inventories	56	199	228
Gain on disposal of property, plant and equipment	(78)	(23)	(23)
Gain on disposal of subsidiaries	0	0	(37)
Employee's share-based compensation	0	0	19
Shares issued to a consultant	0	0	56
Deferred income taxes	(121)	7	26
Share of (profits) losses of equity method investees	0	31	(30)
Changes in operating assets and liabilities:
Accounts receivable	(234)	1,073	(1,621)
Inventories	957	67	(976)
Prepaid expenses and other assets	(584)	(181)	41
Accounts payable	(1,032)	(732)	1,225
Accrued expenses and other liabilities	62	(733)	731
Income tax payable	5	82	71
Net cash provided by operating activities	65	644	2,005
Investing activities:
Purchase of property, plant and equipment	(319)	(355)	(1,027)
Net cash inflow from disposal of subsidiaries	0	0	168
Proceeds from disposal of property, plant and equipment	79	50	23
Long-term loan receivable	(167)	0	0
Decrease in restricted cash	0	0	128
Net cash used in investing activities	(407)	(305)	(708)
Financing activities:
Proceed from exercise of employee share options	0	5	25
Repurchases of common shares	0	0	(15)
Cash dividends paid	(340)	(1,058)	(603)
Raise of long-term loans	0	0	771
Repayment of obligations under capital leases	(3)	(41)	(251)
Repayment of long-term loans	(262)	(254)	(143)
Repayment of short-term borrowings	0	(280)	(513)
Net cash used in financing activities	(605)	(1,628)	(729)
Net increase (decrease) in cash and cash equivalents	(947)	(1,289)	568
Cash and cash equivalents at the beginning of year	5,575	6,864	6,279
Effect of exchange rate changes on cash	6	0	17
Cash and cash equivalents at the end of year	4,634	5,575	6,864
Supplemental cash flow information:
Interest	9	24	57
Income taxes	$ 77	$ 97	$ 26

ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS

Highway Holdings Limited (the "Company") was incorporated in the British Virgin Islands on July 20, 1990. It operates through its subsidiaries operating in the Hong Kong Special Administrative Region ("Hong Kong") and Shenzhen (comprising Long Hua) of the People's Republic of China ("China").

The Company and its subsidiaries (collectively referred as the "Group") are engaged in manufacturing and sale of metal, plastic and electronic parts and components. The Group's manufacturing activities are principally conducted in Shenzhen of China and its selling activities are principally conducted in Hong Kong. The Group previously conducted manufacturing activities in Pinghu and Wuxi of China. The manufacturing operations Pinghu were transferred to Long Hua in April 2010, and the manufacturing operations in Wuxi were disposed of in December 2010.

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

In December 2010, the Group disposed 71% equity interest in Kayser Technik Limited and its subsidiary, Kayser Wuxi Metal Precision Manufacturing Limited ("Kayser Wuxi"), (collectively referred as "KTL") for a cash consideration of $208 to an independent third party and recognized a gain of $37 on disposal during the year ended March 31, 2011. Following is the calculation for gain on disposal of KTL:

$

Proceeds from disposal	208
Less: Net assets of KTL as of disposal date	(171)

Gain on disposal of KTL	37

Cashflow arising from disposal of KTL:
- Cash proceeds received from disposal	208
- Cash and cash equivalents disposed	(40)
168

The Group commenced a reorganization to restructure its operations in April 2011. As part of this reorganization, the Group (i) has formed a wholly Foreign Owned Enterprise ("WFOE"), Nissin Metal and Plastic (Shenzhen) Company Limited ("Nissin Shenzhen"), on May 18, 2011, and (ii) transformed and transferred the operations of a subsidiary, Nissin Precision Metal Manufacturing Limited ("Nissin HK"), to Nissin Shenzhen in November 2011. The reorganization does not have a material impact on the Company's consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Principles of consolidation - The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated on consolidation. The results of subsidiaries acquired have been consolidated from the date of acquisition.

(b) Investments under equity method - The investments for which the Group has the ability to exercise significant influence are accounted for under the equity method. Under the equity method, original investments are recorded at cost and adjusted by the Group's share of undistributed earnings or losses of these entities, the amortization of intangible assets recognized upon purchase price allocation and dividend distributions or subsequent investments. All unrecognized inter-company profits and losses have been eliminated under the equity method.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

(c) Cash and cash equivalents - Cash and cash equivalents consist of cash on hand, demand deposits, highly liquid investments which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased, and are readily convertible to known amount of cash.

(d) Restricted cash - Restricted cash represents the amount of cash pledged as securities for the credit facilities provided by a financial institution.

(e) Accounts receivable - Accounts receivable primarily represent amounts due from customers, that are typically non-interest bearing and are initially recorded at invoiced amount. The Group reviews its accounts receivable on a periodic basis and records allowances when there is a doubt as to the collectability of the balance. In evaluating the collectability of the accounts receivable balances, the Group considers various factors, including the age of the balance, customer specific facts and economic conditions. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

(f) Inventories - Inventories are stated at the lower of cost determined by the first in first out method, or market value. Work-in-progress and finished goods consist of raw materials, direct labour and overheads associated with the manufacturing process. Write down of potential obsolete or slow moving inventories is recorded based on management's assumptions about future demands and market conditions.

(g) Property, plant and equipment - Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed on a straight line basis over the estimated useful lives of 10 years for machinery and equipment and 2 to 5 years for other property, plant and equipment. Assets held under capital leases are depreciated over the shorter of their lease period or estimated useful lives on the same basis as owned assets unless the ownership of these assets transfers to the Group by the end of the lease term over the estimated useful lives.

(h) Impairment or disposal of long-lives assets - The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow were to be less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

No impairment expenses are recognized for long-lived assets during the years ended March 31, 2011, 2012 and 2013.

(i) Concentration of credit risk - Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable. The Group places its cash and cash equivalents and restricted cash with financial institutions with high credit ratings and quality.

The risks with respect to accounts receivables and loan receivable are mitigated by credit evaluations performed on the customers or debtors and ongoing monitoring of outstanding balances. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. Accounts receivable and loan receivable are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The accounts receivable from customers with individual balances over 10% of the accounts receivable represent 62%, 81% and 62% of the balances of accounts receivable as of March 31, 2011, 2012 and 2013, respectively. The loan receivable from a debtor represents 100% of the balance of loan receivable as of March 31, 2013.

(j) Revenue recognition - The Group recognizes revenue from the sale of products, when all of the following conditions are met:

·	Persuasive evidence of an arrangement exists;
·	Delivery has occurred;
·	Price to the customer is fixed or determinable; and
·	Collectability is reasonably assured.

Revenue from sales of products is recognized when the title is passed to customers upon shipment and when collectability is reasonably assured. The Group does not provide its customers with the right of return (except for quality) or price protection. There are no customer acceptance provisions associated with the Group's products. All sales are based on firm customer orders with fixed terms and conditions, which generally cannot be modified.

(k) Staff retirement plan costs - The Group's costs related to the staff retirement plans (see note 16) are charged to the consolidated statement of operations as incurred.

(l) Foreign currency translations and transactions - The functional and reporting currency of the Company is the United States Dollars ("U.S. dollars"). All transactions in currencies other than functional currencies of the Company during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates on that date. Exchange differences are recorded in the consolidated statements of operations.

The books and records of the Company's major subsidiaries are maintained in their respective local currencies, the Hong Kong dollars or Renminbi, which are also their respective functional currencies. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries' financial statements are recorded as a component of comprehensive income (loss).

(m) Income taxes - Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, and operating loss and tax credit carryforwards using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest related to unrecognized tax benefits and penalties, if any, within income tax benefits (expenses).

(n) Use of estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results could differ from those estimates. The significant accounting estimate, which has had an impact on the consolidated financial statements, includes allowances for doubtful receivables.

(o) Stock-based compensation - The Group has a stock-based employee compensation plan, as be more fully described in note 18. The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service, the requisite service period (usually the vesting period), in exchange for the award. The grant-date fair value of employee stock options and similar instruments are estimated using Black-Scholes option-pricing model.

Shares issued to consultants in exchange for consulting services are measured at the fair values of the services received, which are measured by reference to the fair value of the shares granted because fair value of consulting service received cannot be reliably measured. The fair values of the services received are recognized as expenses, with a corresponding increase in equity (additional paid-in capital), when the counterparties render services, unless the services qualify for recognition as assets.

(p) Operating leases - Leases in which substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statement of operations on a straight-line basis over the lease periods.

(q) Net income per share - Basic net income per share is computed by dividing net income attributable to the Company by the weighted average number of common shares outstanding during the year. Diluted net income attributable to the Company per share give effect to all dilutive potential common shares outstanding during the year. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

(r) Comprehensive income (loss) - Comprehensive income (loss) includes net income and foreign currency translation adjustments and is presented net of tax, the amount of which is nil for the three years ended March 31, 2013. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income. Beginning April 1, 2012, the Group presented the consolidated statements of comprehensive income in two separate but consecutive statements.

(s) Fair value measurement and financial instruments - The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Under this hierarchy, there are three levels of inputs that may be used to measure fair value:

·	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
·	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
·	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment.

The Group did not have any financial instruments that were required to be measured at fair value on a recurring basis as of March 31, 2012 and 2013. As of March 31, 2012 and 2013, the Group did not have any nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements, at least annually, on a recurring basis, nor did the Group have any assets or liabilities measured at fair value on a non-recurring basis.

The carrying amounts of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, amount due from an equity method investee, short-term borrowings, long-term loans, accounts payable and other liabilities approximate their fair values due to the short term nature of these instruments. The carrying amount of obligations under capital leases also approximates fair value due to the variable nature of the interest calculations.

(t) Non-controlling interest - Non-controlling interest have been reported as a component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income (loss) for all periods presented.

(u) Recent issued accounting standards adopted - In May 2011, the Financial Accounting Standards Board (the "FASB") issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·	Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation premise concepts only apply to measuring the fair value of nonfinancial assets.
·	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.
·	Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.
·	Fair value of an instrument classified in a reporting entity's stockholders' equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.
·	Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy:

(1)	a quantitative disclosure of the unobservable inputs and assumptions used in the measurement,
(2)	a description of the valuation process in place (e.g. how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and
(3)	a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Group's consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group adopted this guidance effective April 1, 2012 and presented the consolidated statements of comprehensive income in two separate but consecutive statements.

(v) Recent issued accounting standards not yet adopted - In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB further clarifies that ordinary trade receivables and receivables are not in the scope of the authoritative pronouncement and the pronouncement applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification™ (Codification) or subject to a master netting arrangement or similar agreement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.

The guidance expands the exiting disclosure requirement for reporting net income or other comprehensive income in financial statements, including:

·	Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

·	Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e. g. , inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In March 2013, the FASB has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a non-profit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

INCOME TAXES	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
3.	INCOME TAXES

Income is subject to tax in the various countries in which the Group operates.

No income tax arose in the United States of America in any of the periods presented.

The Company is not taxed in the British Virgin Islands.

The Group's operating subsidiaries, other than Kayser Wuxi and Nissin Shenzhen, are all incorporated in Hong Kong and are subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended March 31, 2011, 2012 and 2013.

Kayser Wuxi and Nissin Shenzhen, which are established and operated in China, are subject to the uniform income tax rate of 25% in China.

The Group's manufacturing operations are conducted mainly in Long Hua, Shenzhen during the years ended March 31, 2011, 2012 and 2013. The Group also conducted manufacturing operations in Wuxi of China during the year ended March 31, 2011.

The manufacturing operations of Nissin HK and Hi-Lite Camera Company Limited ("Hi-lite") in Long Hua, Shenzhen are conducted pursuant to agreements entered into between certain China companies set up by the local government and the Shenzhen City Baoan District Foreign Economic Development Head Group and its designees (collectively, the "BFDC") (the agreements, collectively the "BFDC Agreements").

Under the BFDC Agreements, the Group (excluding Nissin Shenzhen) is not considered by local tax authorities to be doing business in China; accordingly, the activities of the Group (excluding Nissin Shenzhen) in China have not been subject to local taxes. The BFDC are responsible for paying taxes they incur as a result of their operations under the BFDC Agreements.

As part of the manufacturing operations of the Group (excluding Nissin Shenzhen) are carried out in China under the BFDC Agreements, in accordance with the Hong Kong Inland Revenue Departmental Interpretation and Practice Note No. 21, 50% of the related income for the year arising in Hong Kong is not subject to Hong Kong profits tax. The calculation of Hong Kong Profits Tax has been determined based on such tax relief.

The components of income before income taxes are as follows:

	Year ended March 31,
	2011	2012	2013
	$	$	$

Hong Kong	1,825	779	366
China	(74)	(409)	45
	1,751	370	411

The provision for income taxes consists of the following:

	Year ended March 31,
	2011	2012	2013
	$	$	$
Hong Kong
Current tax	97	179	68
Deferred tax	26	7	(121)
	123	186	(53)
China
Current tax	-	-	16

A reconciliation between the provision for income taxes computed by applying the Hong Kong profits tax rate to profit before income taxes, the actual provision for income taxes is as follows:

	Year ended March 31,
	2011	2012	2013
	%	%	%

Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	8.4	68.3	5.9
Changes in valuation allowances	(9.5)	0.3	(31.6)
Under(over)provision of profits tax in prior year	-	1.4	(0.5)
Effect of different tax rate of subsidiaries operating
in other jurisdictions	(8.0)	(36.3)	(3.9)
Other	(0.4)	0.1	4.6

Effective tax rate	7.0	50.3	(9.0)

Deferred tax liability:	As of March 31,
	2012	2013
	$	$

Property, plant and equipment	182	72

Deferred tax asset:
Tax loss carryforwards	(769)	(818)
Valuation allowance	767	805

Total net deferred tax asset	(2)	(13)
Net deferred tax liability	180	59

Movement of valuation allowances are as follows:

	Year ended March 31,
	2011	2012	2013
	$	$	$

At the beginning of the year	968	766	767
Changes in prior year tax losses carry forward	-	-	168
Current year (reduction) addition	(160)	1	(130)
Disposal of subsidiaries	(42)	-	-

At the end of the year	766	767	805

A valuation allowance has been provided on the deferred tax asset because the Group believes that it is not more likely than not that the asset will be realized. As of March 31, 2012 and 2013, a valuation allowance was provided for the deferred tax asset relating to the future benefit of net operating loss carryforward as the management determined that the utilization of those net operating loss carryforward is not more likely than not. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowance will be made when those events occur.

As of March 31, 2012 and 2013, tax losses amounting to approximately $4,959 and $4,160, respectively may be carried forward indefinitely.

As of March 31, 2012 and 2013, the Group's China subsidiary had tax losses of approximately of $409 and nil, respectively that would expire five years from respective financial years incurring the losses.

Uncertainties exist with respect to how China's current income tax law applies to the Group's overall operations, and more specifically, with regard to tax residency status. China's Enterprise Income Tax ("EIT") Law includes a provision specifying that legal entities organized outside of the China will be considered residents for China income tax purposes if their place of effective management or control is within China. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within China. The Company does not believe that its legal entities organized outside of China should be treated as residents for the EIT Law's purposes. Because substantially all of the Company's revenues on a consolidated basis are generated in China, and the Company's legal entities organized outside of China does not generate any taxable income on a standalone basis, even if one or more of the Company's legal entities organized outside of China were characterized as China tax residents, the Company does not expect any significant adverse impact on the Company's consolidated results of operations.

The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Group, it was concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements.

The Group classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, as of March 31, 2012 and 2013, there is no interest and penalties related to uncertain tax positions, and the Group has no material unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months. The fiscal years 2007 to 2013 remain subject to examination by the Hong Kong tax authority.

INVENTORIES	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
4.	INVENTORIES

Inventories consisted of the following:

	As of March 31,
	2012	2013
	$	$

Raw materials	3,033	1,770
Work in progress	294	287
Finished goods	643	900
	3,970	2,957

Slow moving inventories amounting to $228, $199 and $56 were written off during the years ended March 31, 2011, 2012 and 2013, respectively.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	As of March 31,
	2012	2013
	$	$
At cost:
Machinery and equipment	12,050	12,124
Furniture and fixtures	475	444
Leasehold improvements	483	483
Motor vehicles	87	87

Total	13,095	13,138
Less: Accumulated depreciation and impairment	(11,068)	(11,369)

Property, plant and equipment, net	2,027	1,769

Depreciation expense incurred for the years ended March 31, 2011, 2012 and 2013 were $659, $670 and $586, respectively.

Net book value of machinery and equipment held under capital leases were as follows:

	As of March 31,
	2012	2013
	$	$

Machinery and equipment, at cost	44	-
Less: Accumulated depreciation	(18)	-

Net book value	26	-

Depreciation of machinery and equipment held under capital leases, which is included in depreciation expense were $27, $4 and nil for the years ended March 31, 2011, 2012 and 2013, respectively.

INVESTMENTS IN EQUITY METHOD INVESTEES	12 Months Ended
Mar. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
6.	INVESTMENTS IN EQUITY METHOD INVESTEES

The following table provides a reconciliation of the investments in equity method investees in the Group's consolidated balance sheet as of March 31, 2012 and 2013 and the amount of underlying equity in net assets of the equity investees:

	As of March 31,
	2012	2013
	$	$
The Group's proportionate share of equity in
the net assets of equity investees	8	8
Less: Accumulated impairment losses recognized	(8)	(8)

Investments in equity investees reported in
the consolidated balance sheet	-	-

On August 5, 2003, the Group acquired a 50% equity interest in Kayser Technik (Overseas) Inc. (K.T.I.) ("Kayser Technik (Overseas)") (formerly known as Kayser Photo (Overseas) Corp. (K.P.C.)), a company incorporated in the Republic of Panama, for cash consideration of $5. Kayser Technik (Overseas) was engaged in the trading of camera batteries, films and disposable cameras and became inactive. Such investment was fully impaired as of March 31, 2012 and 2013.

On April 30, 2009, the Group made cash investment of $3 in its 50% equity interest in Xenon Automation Asia Limited ("Xenon Automation"), a company incorporated in Hong Kong. Xenon Automation was formed to design, manufacture and provide maintenance services for German-designed automation equipment to be used in the manufacturing process of industrial companies in Asia. The Group has accounted for this investment using the equity method of accounting.

RESTRICTED CASH	12 Months Ended
Mar. 31, 2013
Restricted Cash and Investments [Abstract]
Restricted Cash [Text Block]
7.	RESTRICTED CASH

Restricted cash represents certain bank deposits of a subsidiary pledged for banking facilities of a subsidiary. The banking facilities are secured by guarantees given by the Company. As of March 31, 2012 and 2013, the Group pledged bank deposits of $643 to banks to secure short term banking facilities granted. There are no restrictive financial covenants associated with these bank facilities. The credit facilities are subject to annual review by the banks.

	As of March 31,
	2012	2013
	$	$

Maximum credit facilities available to the Group	2,570	2,570

Amount utilized	-	-

LOAN RECEIVABLE	12 Months Ended
Mar. 31, 2013
Notes, Loans and Financing Receivable, Net, Current [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
8.	LOAN RECEIVABLE
The balance represents the loan receivable to a supplier which is interest free and repayable by March 20, 2016.

LONG-TERM LOANS	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
9.	LONG-TERM LOANS

Long-term loans consist of the followings:

	As of March 31,
	2012	2013
	$	$

Unsecured bank loans repayable monthly with maturity date of August 20, 2013, interest at 1.75% p.a. below the Bank's Prime Rate in Hong Kong	187	56

Unsecured bank loans repayable monthly with maturity date of August 26, 2013, interest at 1.75% p.a. below the Bank's Prime Rate in Hong Kong	187	56
Total long-term loans	374	112
Current portion of long-term loans	(262)	(112)
Non-current portion of long-term loans	112	-

Scheduled maturities of the Group's long-term loans as of March 31, 2013 are as follows:

$
Year ending March 31
2014	112

OBLIGATIONS UNDER CAPITAL LEASES	12 Months Ended
Mar. 31, 2013
Capital Lease Obligations [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
10.	OBLIGATIONS UNDER CAPITAL LEASES

The balances consist of obligations under capital leases on certain property, plant and equipment for the Group's operations with lease terms expiring in coming year.

The balance has been fully repaid as of March 31, 2013.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2013
Accrued Liabilities Current and Other Liabilities Current [Abstract]
Accrued Liabilities And Other Liabilities Current [Text Block]
11.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of March 31,
	2012	2013
	$	$

Accrued payroll and employee benefits	852	885
Deposits received from customers	72	16
Accrued audit fee	175	252
Accrued commission expense	30	8
Others	195	225
	1,324	1,386

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
12.	COMMITMENTS AND CONTINGENCIES

(a)	The Group leases premises under various operating leases which do not contain any renewal or escalation clauses. Rental expense under operating leases was $1,230, $1,301 and $1,258 for the years ended March 31, 2011, 2012 and 2013, respectively.

As of March 31, 2013, the Group is committed under operating leases requiring minimum lease payments as follows:

$
Year ending March 31,
2014	990
2015	12
1,002

(b)	The Group had a total commitment of $54 and $48 for receiving consulting services as of March 31, 2012 and 2013. The commitment as of March 31, 2013 is expected to be disbursed during the year ending March 31, 2014.

(c)	The BFDC Agreements in Long Hua were extended to March 31, 2016 in fiscal year 2008. Pursuant to the BFDC Agreements, the Group is not subject to certain rules and regulations that would be imposed on entities which are considered under China law to be doing business in China by utilizing other business structures such as joint ventures or wholly owned subsidiaries organized in China. Should there be any adverse change in the Group's dealings with the BFDC or should the local or federal government change the rules under which the Group currently operates, all of the Group's operations and assets could be jeopardized.

In addition, transactions between the Group and the BFDC are on terms different in certain respects from those contained in the BFDC Agreements. There can be no assurance that the BFDC will not insist upon a change in the current practices so as to require adherence to the terms of the BFDC Agreements, which the Group considers less favorable to it than the practices currently in effect, or that the Group or BFDC may not be required to do so by the Ministry of Foreign Trade and Economic Co-operation of China and other relevant authorities. There can also be no assurances that the Group will be able to negotiate extensions and further supplements to any of the BFDC Agreements or that the Group will be able to continue its operations in China. If the Group were required to adhere to the terms of the BFDC Agreements, the Group's business and results of operations could be materially and adversely affected.

However, as part of the reorganization that took place in April 2012, the Group had transformed and transferred the manufacturing operations of Nissin HK to Nissin Shenzhen in November 2012 and it is currently terminating the principal BFDC Agreement of Nissin HK has been terminated, even though that Agreement was scheduled to expire in 2016. Hi-lite will continue to operate in accordance with its BFDC Agreement until its BFDC Agreement is terminated by the local government authorities.

TREASURY STOCK	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Treasury Stock [Text Block]
13.	TREASURY STOCK

In February 2010, the Board of Directors authorized the Company to repurchase shares up to the value of $1,000. During the year ended March 31, 2011, the Company repurchased 6,049 shares at consideration of $15 of which 1,000 shares were subsequently transferred to an employee upon the exercises of his employee stock options in February 2011. The remaining 5,049 shares were held in treasury as of March 31, 2012 and 2013 and are not eligible to vote.

CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS	12 Months Ended
Mar. 31, 2013
Concentration Of Credit Risk and Major Customers [Abstract]
Concentrationsofcreditriskandmajorcustomers [Text Block]
14.	CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

The Group's financial instruments that are exposed to concentrations of credit risk consist primarily of its cash and cash equivalents, restricted cash and trade receivables.

The Group's cash and cash equivalents are high-quality deposits placed with banking institutions with high credit ratings. This investment policy limits the Group's exposure to concentrations of credit risk.

The trade receivable balances largely represent amounts due from the Group's principal customers who are generally international organizations with high credit ratings. Letters of credit are the principal security obtained to support lines of credit or negotiated contracts from a customer. As a consequence, related credit risk are limited.

Accounts receivable from the three customers with the largest receivable balances as of March 31, 2012 and 2013 are as follows:

	Percentage of accounts receivable
	2012	2013
	%	%

Customer A	19.6	36.6
Customer B	44.4	12.4
Customer C	17.3	13.2

Three largest receivable balances	81.3	62.2

Details of the movements of the allowances for doubtful account are as follows:

	Year ended March 31,
	2011	2012	2013
	$	$	$

At beginning of year	-	-	-
Allowance for the year	-	-	6

At end of year	-	-	6

A substantial percentage of the Group's sales are made to three customers and are typically on an open account basis. Customers accounting for 10% or more of total net sales in any of the years ended March 31, 2011, 2012 and 2013 are as follows:

	Year ended March 31,
	2011	2012	2013
	%	%	%

Customer A (note a)	22.2	25.1	33.0
Customer B (note a)	N/A	N/A	12.0
Customer C (note b)	15.1	16.4	N/A
Customer D (note c)	13.4	N/A	11.7
Customer E (note b)	N/A	11.3	N/A

Notes:

(a)	Sales to these customers were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
(b)	Sales to this customer were reported in the Electric OEM operating segment.
(c)	Sales to this customer were reported in the Metal Stamping and Mechanical OEM operating segment.

NET INCOME PER SHARE	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
15.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for years indicated:

	Year ended March 31,
	2011	2012	2013
	$	$	$
Net income attributable to Highway Holdings
Limited's shareholders, basic and diluted	1,650	184	448
Shares:
Weighted average common shares used in
computing basic net income per share	3,765,276	3,777,850	3,778,825

Effect of dilutive securities:
Weighted average shares from assumed exercise
of stock options and issuance of common shares	11,420	10,452	2,482
Weighted average common shares used in
computing diluted net income per share	3,776,696	3,788,302	3,781,307

Net income per share, basic	0.44	0.05	0.12

Net income per share, diluted	0.44	0.05	0.12

95,000, 55,000 and nil options to purchase common shares were excluded in the computation of 2011, 2012 and 2013 diluted net income per share respectively as their effects were anti-dilutive.

STAFF RETIREMENT PLANS	12 Months Ended
Mar. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
16.	Staff Retirement Plans

The Group operates a Mandatory Provident Fund ("MPF") scheme for all qualifying employees in Hong Kong. The MPF is defined contribution scheme and the assets of the scheme is managed by a trustee independent to the Group.

The MPF are available to all employees aged 18 to 64 with at least 60 days of service under the employment of the Group in Hong Kong. Contributions are made by the Group at 5% based on the staff's relevant income.

The Group's full time employees in China participate in a government-mandated multiemployer defined contribution plan pursuant to which certain medical care unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The China labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. No forfeited contributions may be used by the employer to reduce the existing level of contributions.

The cost of the Group's contribution to the staff retirement plans in Hong Kong and China amounted to $126, $150 and $186 for the years ended March 31, 2011, 2012 and 2013, respectively.

STOCK OPTIONS	12 Months Ended
Mar. 31, 2013
Stock Option [Abstract]
Stockoptions [Text Block]
17.	STOCK OPTIONS

The Group has adopted the 1996 Stock Option Plan (the "Option Plan"). The Option Plan provides for the grant of options to purchase common shares to employees, officers, directors and consultants of the Group. The Option Plan is administered by the Compensation Committee appointed by the Board of Directors, which determines the terms of the options granted, including the exercise price (provided, however, that the option price shall not be less than fair market value or less than the par value per share on the date the options granted), the number of common shares subject to the option and the option's exercisability. The maximum exercisable period of options granted under the Option Plan is five years.

Since the Company had granted options for the purchase of all authorized shares under the 1996 Option Plan, on June 26, 2010, the Company adopted the "2010 Stock Option And Restricted Stock Plan" (the "2010 Option Plan"). The 2010 Option Plan replaced the 1996 Option Plan. Under the new option plan, the Company is authorized to grant options, and to issue restricted shares, for a total of 600,000 shares. The options vest in accordance with the terms of the agreements entered into by the Group and the grantee of the options. To date, no options and restricted shares have been granted under the 2010 Option Plan.

No options were granted by the Company for the years ended March 31, 2011, 2012 and 2013.

The options granted under the Option Plan resulted in a compensation expense of $19, nil and nil for the years ended March 31, 2011, 2012 and 2013, respectively, which is included in selling, general and administrative expenses.

As of March 31, 2012 and 2013, there were no unrecognized compensation cost related to non-vested stock options granted under the Option Plan, nor any non-vested stock options.

A summary of stock option activity during the years ended March 31, 2011, 2012 and 2013 is as follows:

			Weighted	Weighted
		Weighted	average	average
	Number of	average	fair value	remaining
	stock	exercise	per stock	contractual
	options	price	option	life (years)
		$	$

Outstanding as of April 1, 2010	197,500	3.32	1.67	2.75
Granted	(10,000)	2.54	0.98
Lapsed/cancelled	(64,500)	3.50	1.16

Outstanding as of March 31, 2011	123,000	3.29	1.04	1.44
Exercised	(3,000)	1.65	0.95
Lapsed/cancelled	(40,000)	3.42	1.00

Outstanding as of March 31, 2012	80,000	3.29	1.07	0.98
Lapsed/cancelled	(55,000)	4.03	-

Outstanding as of March 31, 2013	25,000	1.65	0.95	1.61

Exercisable as of March 31, 2013	25,000	1.65	0.95	1.61

The aggregate intrinsic values of the stock options outstanding as of March 31, 2012 and 2013 were $19 and $3, respectively.

The aggregate intrinsic values of the stock options exercised during the year ended March 31, 2012 was $6. No stock options were exercised during the year ended March 31, 2013.

STOCK COMPENSATION	12 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
18.	STOCK COMPENSATION

Shares issued to consultant

Pursuant to a consulting agreement entered into with a consultant, an independent third party, the Company granted 30,000 common shares to the consultant upon completion of his consulting service to the Group for the year ended March 31, 2011.

30,000 common shares were issued to the consultant during the year ended March 31, 2011 and the Group recorded a compensation expense of $56 for the year ended March 31, 2011 based on the fair value of the shares granted at the date of grant, which is included in selling, general and administrative expenses.

No such shares were issued, nor were such compensation expenses recorded for the years ended March 31, 2012 and 2013.

SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
19.	SEGMENT INFORMATION

The Group's chief operating decision maker evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.

The Group operates in two segments, Metal stamping and mechanical OEM segment and Electric OEM segment. The Metal stamping and mechanical OEM segment focuses on manufacturing and sale of metal parts and components. The Electric OEM segment focuses on manufacturing and sale of plastic and electronic parts and components.

Intersegment sales arise from transfer of goods between segments. These sales are generally at price consistent with what the Group would charge third parties for similar goods. A summary of the net sales, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2011	2012	2013
	$	$	$
Net sales:
Metal stamping and Mechanical OEM:
Unaffiliated customers	18,530	14,689	14,646
Intersegment sales	6,790	8,585	-
	25,320	23,274	14,646
Electric OEM:
Unaffiliated customers	12,617	10,681	7,287
Intersegment sales	10,915	11,914	-
	23,532	22,595	7,287

Intersegment eliminations	(17,705)	(20,499)	-

Total net sales	31,147	25,370	21,933

Operating income:
Metal stamping and Mechanical OEM	1,079	428	319
Electric OEM	1,086	71	142
Corporate	(439)	(269)	(106)

Total operating income	1,726	230	355

Interest expense:
Metal stamping and Mechanical OEM	34	14	6
Electric OEM	23	10	3

Total interest expense	57	24	9

Depreciation and amortization expense:
Metal stamping and Mechanical OEM	369	393	353
Electric OEM	290	277	233
Corporate	8	-	-

Total depreciation and amortization	667	670	586

Capital expenditure:
Metal stamping and Mechanical OEM	615	323	206
Electric OEM	412	32	106

Total capital expenditure	1,027	355	312

	As of March 31,
	2012	2013
	$	$
Total assets:
Metal stamping and Mechanical OEM	12,450	10,022
Electric OEM	4,090	5,228
Corporate	39	102

Total assets	16,579	15,352

	As of March 31,
	2012	2013
	$	$
Long-lived assets:
Metal stamping and Mechanical OEM	1,342	1,142
Electric OEM	685	627

Total long-lived assets	2,027	1,769

All of the Group's sales are co-ordinated through its head office in Hong Kong. The Group considers revenues to be generated by geographic area based on the physical location of customers. the breakdown by geographic area is as follows:

	Year ended March 31,
	2011	2012	2013
	$	$	$
Net sales:
Hong Kong and China	8,560	5,933	6,148
Other Asian countries	1,898	995	1,415
Europe	15,069	14,030	13,503
North America	5,620	4,412	867
	31,147	25,370	21,933

All of the Group's long-lived assets are located in Hong Kong and China.

RELATED PARTY TRANSACTION	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
20.	RELATED PARTY TRANSACTION

There is no material related party transaction for the years ended March 31, 2011, 2012 and 2013.

EVENT AFTER THE REPORTING PERIOD	12 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
21.	EVENT AFTER THE REPORTING PERIOD

The group disposed its interest in Xenon Automation to the other shareholders of Xenon Automation in May 2013. The amount due from Xenon Automation of $110 as of March 31, 2013 was fully settled subsequently in May 2013.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (POLICIES)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
(a) Principles of consolidation - The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated on consolidation. The results of subsidiaries acquired have been consolidated from the date of acquisition.

Equity Method Investments, Policy [Policy Text Block]
(b) Investments under equity method - The investments for which the Group has the ability to exercise significant influence are accounted for under the equity method. Under the equity method, original investments are recorded at cost and adjusted by the Group's share of undistributed earnings or losses of these entities, the amortization of intangible assets recognized upon purchase price allocation and dividend distributions or subsequent investments. All unrecognized inter-company profits and losses have been eliminated under the equity method.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

Cash and Cash Equivalents, Unrestricted Cash and Cash Equivalents, Policy [Policy Text Block]
(c) Cash and cash equivalents - Cash and cash equivalents consist of cash on hand, demand deposits, highly liquid investments which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased, and are readily convertible to known amount of cash.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
(d) Restricted cash - Restricted cash represents the amount of cash pledged as securities for the credit facilities provided by a financial institution.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
(e) Accounts receivable - Accounts receivable primarily represent amounts due from customers, that are typically non-interest bearing and are initially recorded at invoiced amount. The Group reviews its accounts receivable on a periodic basis and records allowances when there is a doubt as to the collectability of the balance. In evaluating the collectability of the accounts receivable balances, the Group considers various factors, including the age of the balance, customer specific facts and economic conditions. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

Inventory, Policy [Policy Text Block]
(f) Inventories - Inventories are stated at the lower of cost determined by the first in first out method, or market value. Work-in-progress and finished goods consist of raw materials, direct labour and overheads associated with the manufacturing process. Write down of potential obsolete or slow moving inventories is recorded based on management's assumptions about future demands and market conditions.

Property, Plant and Equipment, Policy [Policy Text Block]
(g) Property, plant and equipment - Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed on a straight line basis over the estimated useful lives of 10 years for machinery and equipment and 2 to 5 years for other property, plant and equipment. Assets held under capital leases are depreciated over the shorter of their lease period or estimated useful lives on the same basis as owned assets unless the ownership of these assets transfers to the Group by the end of the lease term over the estimated useful lives.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(h) Impairment or disposal of long-lives assets - The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow were to be less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

No impairment expenses are recognized for long-lived assets during the years ended March 31, 2011, 2012 and 2013.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
(i) Concentration of credit risk - Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable. The Group places its cash and cash equivalents and restricted cash with financial institutions with high credit ratings and quality.

The risks with respect to accounts receivables and loan receivable are mitigated by credit evaluations performed on the customers or debtors and ongoing monitoring of outstanding balances. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. Accounts receivable and loan receivable are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The accounts receivable from customers with individual balances over 10% of the accounts receivable represent 62%, 81% and 62% of the balances of accounts receivable as of March 31, 2011, 2012 and 2013, respectively. The loan receivable from a debtor represents 100% of the balance of loan receivable as of March 31, 2013.

Revenue Recognition, Policy [Policy Text Block]
(j) Revenue recognition - The Group recognizes revenue from the sale of products, when all of the following conditions are met:

·	Persuasive evidence of an arrangement exists;
·	Delivery has occurred;
·	Price to the customer is fixed or determinable; and
·	Collectability is reasonably assured.

Revenue from sales of products is recognized when the title is passed to customers upon shipment and when collectability is reasonably assured. The Group does not provide its customers with the right of return (except for quality) or price protection. There are no customer acceptance provisions associated with the Group's products. All sales are based on firm customer orders with fixed terms and conditions, which generally cannot be modified.

Staff Retirement Plan Costs [Policy Text Block]
(k) Staff retirement plan costs - The Group's costs related to the staff retirement plans (see note 16) are charged to the consolidated statement of operations as incurred.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(l) Foreign currency translations and transactions - The functional and reporting currency of the Company is the United States Dollars ("U.S. dollars"). All transactions in currencies other than functional currencies of the Company during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates on that date. Exchange differences are recorded in the consolidated statements of operations.

The books and records of the Company's major subsidiaries are maintained in their respective local currencies, the Hong Kong dollars or Renminbi, which are also their respective functional currencies. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries' financial statements are recorded as a component of comprehensive income (loss).

Income Tax, Policy [Policy Text Block]
(m) Income taxes - Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, and operating loss and tax credit carryforwards using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest related to unrecognized tax benefits and penalties, if any, within income tax benefits (expenses).

Use of Estimates, Policy [Policy Text Block]
(n)Use of estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results could differ from those estimates. The significant accounting estimate, which has had an impact on the consolidated financial statements, includes allowances for doubtful receivables.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(o) Stock-based compensation - The Group has a stock-based employee compensation plan, as be more fully described in note 18. The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service, the requisite service period (usually the vesting period), in exchange for the award. The grant-date fair value of employee stock options and similar instruments are estimated using Black-Scholes option-pricing model.

Shares issued to consultants in exchange for consulting services are measured at the fair values of the services received, which are measured by reference to the fair value of the shares granted because fair value of consulting service received cannot be reliably measured. The fair values of the services received are recognized as expenses, with a corresponding increase in equity (additional paid-in capital), when the counterparties render services, unless the services qualify for recognition as assets.

Revenue Recognition Leases, Operating [Policy Text Block]
(p) Operating leases - Leases in which substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statement of operations on a straight-line basis over the lease periods.

Earnings Per Share, Policy [Policy Text Block]
(q) Net income per share - Basic net income per share is computed by dividing net income attributable to the Company by the weighted average number of common shares outstanding during the year. Diluted net income attributable to the Company per share give effect to all dilutive potential common shares outstanding during the year. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

Comprehensive Income, Policy [Policy Text Block]
(r) Comprehensive income (loss) - Comprehensive income (loss) includes net income and foreign currency translation adjustments and is presented net of tax, the amount of which is nil for the three years ended March 31, 2013. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income. Beginning April 1, 2012, the Group presented the consolidated statements of comprehensive income in two separate but consecutive statements.

Fair Value Measurement and Financial Instruments [Policy Text Block]
(s) Fair value measurement and financial instruments - The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Under this hierarchy, there are three levels of inputs that may be used to measure fair value:

·	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
·	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
·	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment.

The Group did not have any financial instruments that were required to be measured at fair value on a recurring basis as of March 31, 2012 and 2013. As of March 31, 2012 and 2013, the Group did not have any nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements, at least annually, on a recurring basis, nor did the Group have any assets or liabilities measured at fair value on a non-recurring basis.

The carrying amounts of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, amount due from an equity method investee, short-term borrowings, long-term loans, accounts payable and other liabilities approximate their fair values due to the short term nature of these instruments. The carrying amount of obligations under capital leases also approximates fair value due to the variable nature of the interest calculations.

Noncontrolling Interest [Policy Text Block]
(t) Non-controlling interest - Non-controlling interest have been reported as a component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income (loss) for all periods presented.

New Accounting Pronouncements, Policy [Policy Text Block]

              (u) Recent issued accounting standards adopted - In May 2011, the Financial Accounting Standards Board (the "FASB") issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·	Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation premise concepts only apply to measuring the fair value of nonfinancial assets.
·	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.
·	Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.
·	Fair value of an instrument classified in a reporting entity's stockholders' equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.
·	Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy:

(1)	a quantitative disclosure of the unobservable inputs and assumptions used in the measurement,
(2)	a description of the valuation process in place (e.g. how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and
(3)	a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Group's consolidated financial statements.

               In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group adopted this guidance effective April 1, 2012 and presented the consolidated statements of comprehensive income in two separate but consecutive statements.

Recent Issued Accounting Standards Not Yet Adopted [Policy Text Block]

(v) Recent issued accounting standards not yet adopted - In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB further clarifies that ordinary trade receivables and receivables are not in the scope of the authoritative pronouncement and the pronouncement applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification™ (Codification) or subject to a master netting arrangement or similar agreement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.

The guidance expands the exiting disclosure requirement for reporting net income or other comprehensive income in financial statements, including:

·	Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

·	Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e. g. , inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In March 2013, the FASB has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a non-profit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS (TABLES)	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule For Gain On Disposal Of Equity Interest [Table Text Block]	Following is the calculation for gain on disposal of KTL:
$

Proceeds from disposal	208
Less: Net assets of KTL as of disposal date	(171)

Gain on disposal of KTL	37

Schedule Of Cash Flow Arising From Disposal Of Equity Interest In Subsidiary [Table Text Block]
Cashflow arising from disposal of KTL:
- Cash proceeds received from disposal	208
- Cash and cash equivalents disposed	(40)

168

INCOME TAXES (TABLES)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of income before income taxes are as follows:

	Year ended March 31,
	2011	2012	2013
	$	$	$

Hong Kong	1,825	779	366
China	(74)	(409)	45

	1,751	370	411

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consists of the following:

	Year ended March 31,
	2011	2012	2013
	$	$	$
Hong Kong
Current tax	97	179	68
Deferred tax	26	7	(121)

	123	186	(53)

China
Current tax	-	-	16

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation between the provision for income taxes computed by applying the Hong Kong profits tax rate to profit before income taxes, the actual provision for income taxes is as follows:

	Year ended March 31,
	2011	2012	2013
	%	%	%

Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	8.4	68.3	5.9
Changes in valuation allowances	(9.5)	0.3	(31.6)
Under(over)provision of profits tax in prior year	-	1.4	(0.5)
Effect of different tax rate of subsidiaries operating
in other jurisdictions	(8.0)	(36.3)	(3.9)
Other	(0.4)	0.1	4.6

Effective tax rate	7.0	50.3	(9.0)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax liability:	As of March 31,
	2012	2013
	$	$

Property, plant and equipment	182	72

Deferred tax asset:
Tax loss carryforwards	(769)	(818)
Valuation allowance	767	805

Total net deferred tax asset	(2)	(13)
Net deferred tax liability	180	59

Summary of Valuation Allowance [Table Text Block]
Movement of valuation allowances are as follows:
	Year ended March 31,
	2011	2012	2013
	$	$	$

At the beginning of the year	968	766	767
Changes in prior year tax losses carry forward	-	-	168
Current year (reduction) addition	(160)	1	(130)
Disposal of subsidiaries	(42)	-	-

At the end of the year	766	767	805

INVENTORIES (TABLES)	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consisted of the following:
	As of March 31,
	2012	2013
	$	$

Raw materials	3,033	1,770
Work in progress	294	287
Finished goods	643	900

	3,970	2,957

PROPERTY, PLANT AND EQUIPMENT, NET (TABLES)	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment, net consist of the following:
	As of March 31,
	2012	2013
	$	$
At cost:
Machinery and equipment	12,050	12,124
Furniture and fixtures	475	444
Leasehold improvements	483	483
Motor vehicles	87	87

Total	13,095	13,138
Less: Accumulated depreciation and impairment	(11,068)	(11,369)

Property, plant and equipment, net	2,027	1,769

Schedule of Capital Leased Assets [Table Text Block]
Net book value of machinery and equipment held under capital leases were as follows:

	As of March 31,
	2012	2013
	$	$

Machinery and equipment, at cost	44	-
Less: Accumulated depreciation	(18)	-

Net book value	26	-

INVESTMENTS IN EQUITY METHOD INVESTEES (TABLES)	12 Months Ended
Mar. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments [Table Text Block]
The following table provides a reconciliation of the investments in equity method investees in the Group's consolidated balance sheet as of March 31, 2012 and 2013 and the amount of underlying equity in net assets of the equity investees:

	As of March 31,
	2012	2013
	$	$
The Group's proportionate share of equity in
the net assets of equity investees	8	8
Less: Accumulated impairment losses recognized	(8)	(8)

Investments in equity investees reported in
the consolidated balance sheet	-	-

RESTRICTED CASH (TABLES)	12 Months Ended
Mar. 31, 2013
Restricted Cash and Investments [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]
	As of March 31,
	2012	2013
	$	$

Maximum credit facilities available to the Group	2,570	2,570

Amount utilized	-	-

LONG-TERM LOANS (TABLES)	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-term loans consist of the followings:

	As of March 31,
	2012	2013
	$	$

Unsecured bank loans repayable monthly with maturity date of August 20, 2013, interest at 1.75% p.a. below the Bank's Prime Rate in Hong Kong	187	56

Unsecured bank loans repayable monthly with maturity date of August 26, 2013, interest at 1.75% p.a. below the Bank's Prime Rate in Hong Kong	187	56
Total long-term loans	374	112
Current portion of long-term loans	(262)	(112)
Non-current portion of long-term loans	112	-

Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled maturities of the Group's long-term loans as of March 31, 2013 are as follows:

$
Year ending March 31
2014	112

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (TABLES)	12 Months Ended
Mar. 31, 2013
Accrued Liabilities Current and Other Liabilities Current [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses and other current liabilities consisted of the following:

	As of March 31,
	2012	2013
	$	$

Accrued payroll and employee benefits	852	885
Deposits received from customers	72	16
Accrued audit fee	175	252
Accrued commission expense	30	8
Others	195	225

	1,324	1,386

COMMITMENTS AND CONTINGENCIES (TABLES)	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases [Table Text Block]
As of March 31, 2013, the Group is committed under operating leases requiring minimum lease payments as follows:
$
Year ending March 31,
2014	990
2015	12

1,002

CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (TABLES)	12 Months Ended
Mar. 31, 2013
Concentration Of Credit Risk and Major Customers [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
Accounts receivable from the three customers with the largest receivable balances as of March 31, 2012 and 2013 are as follows:

	Percentage of accounts receivable
	2012	2013
	%	%

Customer A	19.6	36.6
Customer B	44.4	12.4
Customer C	17.3	13.2

Three largest receivable balances	81.3	62.2

Movements Of Allowances For Doubtful Account [Table Text Block]
Details of the movements of the allowances for doubtful account are as follows:

	Year ended March 31,
	2011	2012	2013
	$	$	$

At beginning of year	-	-	-
Allowance for the year	-	-	6

At end of year	-	-	6

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

Customers accounting for 10% or more of total net sales in any of the years ended March 31, 2011, 2012 and 2013 are as follows:

	Year ended March 31,
	2011	2012	2013
	%	%	%

Customer A (note a)	22.2	25.1	33.0
Customer B (note a)	N/A	N/A	12.0
Customer C (note b)	15.1	16.4	N/A
Customer D (note c)	13.4	N/A	11.7
Customer E (note b)	N/A	11.3	N/A

Notes:

(a)	Sales to these customers were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
(b)	Sales to this customer were reported in the Electric OEM operating segment.
(c)	Sales to this customer were reported in the Metal Stamping and Mechanical OEM operating segment.

NET INCOME PER SHARE (TABLES)	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
The following table sets forth the computation of basic and diluted net income per share for years indicated:

	Year ended March 31,
	2011	2012	2013
	$	$	$
Net income attributable to Highway Holdings
Limited's shareholders, basic and diluted	1,650	184	448
Shares:
Weighted average common shares used in
computing basic net income per share	3,765,276	3,777,850	3,778,825

Effect of dilutive securities:
Weighted average shares from assumed exercise
of stock options and issuance of common shares	11,420	10,452	2,482
Weighted average common shares used in
computing diluted net income per share	3,776,696	3,788,302	3,781,307

Net income per share, basic	0.44	0.05	0.12

Net income per share, diluted	0.44	0.05	0.12

STOCK OPTIONS (TABLES)	12 Months Ended
Mar. 31, 2013
Stock Option [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity during the years ended March 31, 2011, 2012 and 2013 is as follows:
			Weighted	Weighted
		Weighted	average	average
	Number of	average	fair value	remaining
	stock	exercise	per stock	contractual
	options	price	option	life (years)
		$	$

Outstanding as of April 1, 2010	197,500	3.32	1.67	2.75
Granted	(10,000)	2.54	0.98
Lapsed/cancelled	(64,500)	3.50	1.16

Outstanding as of March 31, 2011	123,000	3.29	1.04	1.44
Exercised	(3,000)	1.65	0.95
Lapsed/cancelled	(40,000)	3.42	1.00

Outstanding as of March 31, 2012	80,000	3.29	1.07	0.98
Lapsed/cancelled	(55,000)	4.03	-

Outstanding as of March 31, 2013	25,000	1.65	0.95	1.61

Exercisable as of March 31, 2013	25,000	1.65	0.95	1.61

SEGMENT INFORMATION (TABLES)	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

A summary of the net sales, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2011	2012	2013
	$	$	$
Net sales:
Metal stamping and Mechanical OEM:
Unaffiliated customers	18,530	14,689	14,646
Intersegment sales	6,790	8,585	-
	25,320	23,274	14,646
Electric OEM:
Unaffiliated customers	12,617	10,681	7,287
Intersegment sales	10,915	11,914	-
	23,532	22,595	7,287

Intersegment eliminations	(17,705)	(20,499)	-

Total net sales	31,147	25,370	21,933

Operating income:
Metal stamping and Mechanical OEM	1,079	428	319
Electric OEM	1,086	71	142
Corporate	(439)	(269)	(106)

Total operating income	1,726	230	355

Interest expense:
Metal stamping and Mechanical OEM	34	14	6
Electric OEM	23	10	3

Total interest expense	57	24	9

Depreciation and amortization expense:
Metal stamping and Mechanical OEM	369	393	353
Electric OEM	290	277	233
Corporate	8	-	-

Total depreciation and amortization	667	670	586

Capital expenditure:
Metal stamping and Mechanical OEM	615	323	206
Electric OEM	412	32	106

Total capital expenditure	1,027	355	312

	As of March 31,
	2012	2013
	$	$
Total assets:
Metal stamping and Mechanical OEM	12,450	10,022
Electric OEM	4,090	5,228
Corporate	39	102

Total assets	16,579	15,352

	As of March 31,
	2012	2013
	$	$
Long-lived assets:
Metal stamping and Mechanical OEM	1,342	1,142
Electric OEM	685	627

Total long-lived assets	2,027	1,769

Schedule Of Segment Reporting Information By Geographical Segment [Table Text Block]
the breakdown by geographic area is as follows:
	Year ended March 31,
	2011	2012	2013
	$	$	$
Net sales:
Hong Kong and China	8,560	5,933	6,148
Other Asian countries	1,898	995	1,415
Europe	15,069	14,030	13,503
North America	5,620	4,412	867

	31,147	25,370	21,933

ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS (DETAILS) (Ktl [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Ktl [Member]
Proceeds from disposal	$ 208
Less: Net assets of KTL as of disposal date	(171)
Gain on disposal of KTL	$ 37

ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS (DETAILS 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cashflow arising from disposal of KTL:
Net cash inflow from disposal of subsidiaries	$ 0	$ 0	$ 168
Ktl [Member]
Cashflow arising from disposal of KTL:
- Cash proceeds received from disposal			208
- Cash and cash equivalents disposed			(40)
Net cash inflow from disposal of subsidiaries			$ 168

ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS (DETAILS TEXTUAL)	12 Months Ended
Mar. 31, 2013
Entity Incorporation, Date Of Incorporation	Jul 20, 1990
Entity Incorporation, State Country Name	British Virgin Islands
Subsidiary or Equity Method Investee, Nature of Operations	The Company and its subsidiaries (collectively referred as the "Group") are engaged in manufacturing and sale of metal, plastic and electronic parts and components.
Percentage Of Equity Ownership Held In Subsidiary Disposed	71.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS TEXTUAL)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Loans Receivable Percentage	62.20%	81.30%
Accounts Receivable [Member]
Accounts Receivable Percentage	62.00%	81.00%	62.00%
Loans Receivable Percentage	100.00%
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Other Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Other Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life	2 years

INCOME TAXES (DETAILS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income before income taxes	$ 411	$ 370	$ 1,751
HONG KONG [Member]
Income before income taxes	366	779	1,825
CHINA [Member]
Income before income taxes	$ 45	$ (409)	$ (74)

INCOME TAXES (DETAILS 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Deferred tax	$ (121)	$ 7	$ 26
Income tax expenses (Benefit)	(37)	186	123
HONG KONG [Member]
Current tax	68	179	97
Deferred tax	(121)	7	26
Income tax expenses (Benefit)	(53)	186	123
CHINA [Member]
Current tax	$ 16	$ 0	$ 0

INCOME TAXES (DETAILS 2)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Profits tax rate in Hong Kong.	16.50%	16.50%	16.50%
Non-deductible items/non-taxable income	5.90%	68.30%	8.40%
Changes in valuation allowances	(31.60%)	0.30%	(9.50%)
Under(over)provision of profits tax in prior year	(0.50%)	1.40%	0.00%
Effect of different tax rate of subsidiaries operating in other jurisdictions	(3.90%)	(36.30%)	(8.00%)
Other	4.60%	0.10%	(0.40%)
Effective tax rate	(9.00%)	50.30%	7.00%

INCOME TAXES (DETAILS 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax liability:
Property, plant and equipment	$ 72	$ 182
Deferred tax asset:
Tax loss carryforwards	(818)	(769)
Valuation allowance	805	767
Total net deferred tax asset	(13)	(2)
Net deferred tax liability	$ 59	$ 180

INCOME TAXES (DETAILS 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
At the beginning of the year	$ 767	$ 766	$ 968
Changes in prior year tax losses carry forward	168	0	0
Current year (reduction) addition	(130)	1	(160)
Disposal of subsidiaries	0	0	(42)
At the end of the year	$ 805	$ 767	$ 766

INCOME TAXES (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Effect of different tax rate of subsidiaries operating in other jurisdictions	(3.90%)	(36.30%)	(8.00%)
Deferred Tax Assets Operating Loss Carryforwards Indefinitely	$ 4,160	$ 4,959
Tax loss carryforwards	(818)	(769)
Ktl [Member]
Tax loss carryforwards	$ 0	$ 409
Operating Loss Carryforwards, Expiration Dates	Expire five years from respective financial years incurring the losses	Expire five years from respective financial years incurring the losses
HONG KONG [Member]
Effect of different tax rate of subsidiaries operating in other jurisdictions	16.50%	16.50%	16.50%
CHINA [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%

INVENTORIES (DETAILS) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Raw materials	$ 1,770	$ 3,033
Work in progress	287	294
Finished goods	900	643
Inventory Net	$ 2,957	$ 3,970

INVENTORIES (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Slow Moving Inventories	$ 56	$ 199	$ 228

PROPERTY, PLANT AND EQUIPMENT, NET (DETAILS) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
At cost:
Machinery and equipment	$ 12,124	$ 12,050
Furniture and fixtures	444	475
Leasehold improvements	483	483
Motor vehicles	87	87
Total	13,138	13,095
Less: Accumulated depreciation	(11,369)	(11,068)
Property, plant and equipment, net	$ 1,769	$ 2,027

PROPERTY, PLANT AND EQUIPMENT, NET (DETAILS 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Machinery and equipment, at cost	$ 12,124	$ 12,050
Less: Accumulated depreciation	(11,369)	(11,068)
Net book value	1,769	2,027
Assets Held Under Capital Leases [Member]
Machinery and equipment, at cost	0	44
Less: Accumulated depreciation	0	(18)
Net book value	$ 0	$ 26

PROPERTY, PLANT AND EQUIPMENT, NET (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Depreciation	$ 586	$ 670	$ 659
Assets Held Under Capital Leases [Member]
Depreciation	$ 0	$ 4	$ 27

INVESTMENTS IN EQUITY METHOD INVESTEES (DETAILS) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
The Group's proportionate share of equity in the net assets of equity investees	$ 8	$ 8
Less: Accumulated impairment losses recognized	(8)	(8)
Investments in equity investees reported in the consolidated balance sheet	$ 0	$ 0

INVESTMENTS IN EQUITY METHOD INVESTEES (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	Aug. 05, 2003 Ktl [Member]	Apr. 30, 2009 Xenon Automation [Member]
Equity Method Investment, Ownership Percentage	50.00%	50.00%
Business Acquisition, Contingent Consideration, Potential Cash Payment	$ 5	$ 3

RESTRICTED CASH (DETAILS) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Maximum credit facilities available to the Group	$ 2,570	$ 2,570
Amount utilized	$ 0	$ 0

RESTRICTED CASH (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Restricted cash (note 7)	$ 643	$ 643

LOAN RECEIVABLE (DETAILS TEXTUAL)	12 Months Ended
Mar. 31, 2013
Debt Instrument, Maturity Date	Mar 20, 2016

LONG-TERM LOANS (DETAILS) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Total long-term loans	$ 112	$ 374
Current portion of long-term loans	112	262
Non-current portion of long-term loans	0	112
August 20, 2013 [Member]
Total long-term loans	56	187
August 26, 2013 [Member]
Total long-term loans	$ 56	$ 187

LONG-TERM LOANS (DETAILS 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Year ending March 31 2014	$ 112

LONG-TERM LOANS (DETAILS TEXTUAL)	Mar. 31, 2013
August 20, 2013 [Member]
Debt Instrument, Basis Spread on Variable Rate	1.75%
August 26, 2013 [Member]
Debt Instrument, Basis Spread on Variable Rate	1.75%

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (DETAILS) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accrued payroll and employee benefits	$ 885	$ 852
Deposits received from customers	16	72
Accrued audit fee	252	175
Accrued commission expense	8	30
Others	225	195
Accrued Liabilities and Other Liabilities Current	$ 1,386	$ 1,324

COMMITMENTS AND CONTINGENCIES (DETAILS) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
2014	$ 990
2015	12
Operating Leases, Future Minimum Payments Due	$ 1,002

COMMITMENTS AND CONTINGENCIES (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating Leases, Rent Expense, Net	$ 1,258	$ 1,301	$ 1,230
Professional Fees	$ 48	$ 54

TREASURY STOCK (DETAILS TEXTUAL) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Feb. 28, 2011	Feb. 28, 2010	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012
Stock Repurchase Program, Authorized Amount		$ (1,000)	$ (15)
Stock Repurchased During Period, Shares			6,049
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	1,000
Treasury Stock, Number of Shares Held				5,049	5,049

CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (DETAILS)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Loans Receivable Percentage	62.20%	81.30%
Accounts Receivable [Member]
Loans Receivable Percentage	100.00%
Accounts Receivable [Member] | Customer A [Member]
Loans Receivable Percentage	36.60%	19.60%
Accounts Receivable [Member] | Customer B [Member]
Loans Receivable Percentage	12.40%	44.40%
Accounts Receivable [Member] | Customer C [Member]
Loans Receivable Percentage	13.20%	17.30%

CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (DETAILS 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
At beginning of year	$ 0	$ 0	$ 0
Allowance for the year	6	0	0
At end of year	$ 6	$ 0	$ 0

CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (DETAILS 2)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Customer A [Member]
Accounts Receivable Percentage	33.00%	[1]	25.10%	[1]	22.20%	[1]
Customer B [Member]
Accounts Receivable Percentage	12.00%	[1]		[1]		[1]
Customer C [Member]
Accounts Receivable Percentage		[2]	16.40%	[2]	15.10%	[2]
Customer D [Member]
Accounts Receivable Percentage	11.70%	[3]		[3]	13.40%	[3]
Customer E [Member]
Accounts Receivable Percentage		[2]	11.30%	[2]		[2]

[1]	Sales to these customers were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
[2]	Sales to this customer were reported in the Electric OEM operating segment.
[3]	Sales to this customer were reported in the Metal Stamping and Mechanical OEM operating segment.

NET INCOME PER SHARE (DETAILS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income attributable to Highway Holdings Limited's shareholders, basic and diluted	$ 448	$ 184	$ 1,650
Shares:
Weighted average common shares used in computing basic net income per share	3,778,825	3,777,850	3,765,276
Effect of dilutive securities:
Weighted average shares from assumed exercise of stock options and issuance of common shares	2,482	10,452	11,420
Weighted average common shares used in computing diluted net income per share	3,781,307	3,788,302	3,776,696
Net income per share, basic (in dollars per share)	$ 0.12	$ 0.05	$ 0.44
Net income per share, diluted (in dollars per share)	$ 0.12	$ 0.05	$ 0.44

NET INCOME PER SHARE (DETAILS TEXTUAL)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	55,000	95,000

STAFF RETIREMENT PLANS (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Contribution Plan, Employer Matching Contribution, Percent	5.00%
Defined Contribution Plan, Cost Recognized	$ 186	$ 150	$ 126

STOCK OPTIONS (DETAILS) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Number of stock options Outstanding, beginning	80,000	123,000	197,500	197,500
Number of stock options Granted			(10,000)
Number of stock options Exercised		(3,000)
Numberof stock options, Lapsed/cancelled	(55,000)	(40,000)	(64,500)
Number of stock options Outstanding, ending	25,000	80,000	123,000	197,500
Number of stock options Exercisable	25,000
Weighted average exercise price, Outstanding, beginning	$ 3.29	$ 3.29	$ 3.32	$ 3.32
Weighted average exercise price, Granted			$ 2.54
Weighted average exercise price, Exercised		$ 1.65	$ 1.65
Weighted average exercise price, Lapsed/cancelled	$ 4.03	$ 3.42	$ 3.5
Weighted average exercise price, Outstanding, ending	$ 1.65	$ 3.29	$ 3.29	$ 3.32
Weighted average exercise price, Exercisable	$ 1.65
Weighted average fair value per stock option, Outstanding, beginning	$ 1.07	$ 1.04	$ 1.67	$ 1.67
Weighted average fair value per stock option, Granted			$ 0.98
Weighted average fair value per stock option, exercised	$ 0.95	$ 0.95
Weighted average fair value per stock option, Lapsed/cancelled	$ 0	$ 1	$ 1.16
Weighted average fair value per stock option, Outstanding, ending	$ 0.95	$ 1.07	$ 1.04	$ 1.67
Weighted average remaining contractual life (years), Outstanding, beginning	1 year 7 months 10 days	11 months 23 days	1 year 5 months 9 days	2 years 9 months
Weighted average remaining contractual life (years), Exercisable, ending	1 year 7 months 10 days

STOCK OPTIONS (DETAILS TEXTUAL) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allocated Share-Based Compensation Expense	$ 0	$ 0	$ 75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	3	19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	0	6
Selling, General and Administrative Expenses [Member]
Allocated Share-Based Compensation Expense	$ 0	$ 0	$ 19
Option Plan 2010 [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	600,000

STOCK COMPENSATION (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Shares issued to a consultant (note 18)	$ 56
Highway Holdings Limited Shareholders Equity [Member]
Shares issued to a consultant (note 18)	56
Common Stock [Member]
Shares issued to a consultant (note 18)	$ 1
Shares issued to a consultant (note 18) (in shares)	30

SEGMENT INFORMATION (DETAILS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Total net sales	$ 21,933	$ 25,370	$ 31,147
Intersegment eliminations	0	(20,499)	(17,705)
Operating income:	355	230	1,726
Interest expense:	9	24	57
Depreciation and amortization expense:	586	670	667
Capital expenditure:	312	355	1,027
Total assets:	15,352	16,579
Long-lived assets:	1,769	2,027
Metal Stamping and Mechanical Oem [Member]
Unaffiliated customers	14,646	14,689	18,530
Intersegment sales	0	8,585	6,790
Total net sales	14,646	23,274	25,320
Operating income:	319	428	1,079
Interest expense:	6	14	34
Depreciation and amortization expense:	353	393	369
Capital expenditure:	206	323	615
Total assets:	10,022	12,450
Long-lived assets:	1,142	1,342
Electric [Member]
Unaffiliated customers	7,287	10,681	12,617
Intersegment sales	0	11,914	10,915
Total net sales	7,287	22,595	23,532
Operating income:	142	71	1,086
Interest expense:	3	10	23
Depreciation and amortization expense:	233	277	290
Capital expenditure:	106	32	412
Total assets:	5,228	4,090
Long-lived assets:	627	685
Corporate [Member]
Operating income:	(106)	(269)	(439)
Depreciation and amortization expense:	0	0	8
Total assets:	$ 102	$ 39

SEGMENT INFORMATION (DETAILS 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Disclosure on Geographic Areas, Revenue from External Customers Attributed to Foreign Countries	$ 21,933	$ 25,370	$ 31,147
HONG KONG [Member]
Disclosure on Geographic Areas, Revenue from External Customers Attributed to Foreign Countries	6,148	5,933	8,560
Other Asian Countries [Member]
Disclosure on Geographic Areas, Revenue from External Customers Attributed to Foreign Countries	1,415	995	1,898
Europe [Member]
Disclosure on Geographic Areas, Revenue from External Customers Attributed to Foreign Countries	13,503	14,030	15,069
North America [Member]
Disclosure on Geographic Areas, Revenue from External Customers Attributed to Foreign Countries	$ 867	$ 4,412	$ 5,620

EVENT AFTER THE REPORTING PERIOD (DETAILS TEXTUAL) (Subsequent Event [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
May 31, 2013
Subsequent Event [Member]
Proceeds From Collection Of Long-Term Loans To Related Parties	$ 110